Pacer Industrials and Logistics ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Energy - 0.1%
SFL Corp. Ltd.	95	$1,125

Industrials - 84.7%(a)
ABB Ltd.	1,382	76,585
AP Moller - Maersk AS - Class B	5	8,288
ArcBest Corp.	16	2,017
ATS Corp. (b)	70	2,102
AutoStore Holdings Ltd. (b)(c)	2,418	3,038
AZ-COM MARUWA Holdings, Inc.	97	838
Canadian National Railway Co.	467	54,031
Canadian Pacific Kansas City Ltd.	685	57,410
Cargojet, Inc.	12	1,133
Cargotec Oyj	38	1,938
CH Robinson Worldwide, Inc.	81	7,213
China Merchants Port Holdings Co. Ltd.	2,910	4,284
Cia de Distribucion Integral Logista Holdings SA	92	2,720
Clarkson PLC	22	1,282
COSCO SHIPPING Holdings Co. Ltd. - Class H	2,218	3,163
COSCO SHIPPING Ports Ltd.	2,514	1,496
Costamare, Inc.	84	1,245
CSX Corp.	1,358	47,666
D/S Norden AS	24	1,038
Daifuku Co. Ltd.	263	4,791
Danaos Corp.	14	1,211
Dfds AS	41	1,124
DHL Group	858	38,298
DSV AS	148	27,128
Expeditors International of Washington, Inc.	98	12,232
FedEx Corp.	171	51,685
Full Truck Alliance Co. Ltd. - ADR	651	4,948
Golden Ocean Group Ltd.	138	1,714
GXO Logistics, Inc. (b)	83	4,646
Hapag-Lloyd AG (c)	122	21,703
Hoegh Autoliners ASA	135	1,470
International Container Terminal Services, Inc.	1,410	8,599
International Distribution Services PLC (b)	676	2,996
Interroll Holding AG	1	3,226
JB Hunt Trasport Services, Inc.	71	12,294
JD Logistics, Inc. (b)(c)	4,589	4,729
Kalmar Oyj - Class B (b)	38	1,123
Kamigumi Co. Ltd.	79	1,806
Kardex Holding AG	5	1,519
Kawasaki Kisen Kaisha Ltd.	495	7,698
KION Group AG	91	3,606
Kirby Corp. (b)	40	4,915
Knight-Swift Transportation Holdings, Inc.	112	6,096
Kuehne + Nagel International AG	84	26,004
Landstar System, Inc.	25	4,756
Mainfreight Ltd.	71	3,142
Marten Transport Ltd.	59	1,110
Matson, Inc.	23	3,052
Mitsubishi Logisnext Co. Ltd.	75	666
Mitsubishi Logistics Corp.	56	1,972
Mitsui OSK Lines Ltd.	251	8,028
Navios Maritime Partners LP	21	981
Nikkon Holdings Co. Ltd.	45	1,134
NIPPON EXPRESS HOLDINGS INC	63	3,124
Nippon Yusen KK	319	10,387
Nishi-Nippon Railroad Co. Ltd.	56	929
Norfolk Southern Corp.	157	39,181
Old Dominion Freight Line, Inc.	151	31,737
Orient Overseas International Ltd.	458	6,467
Pacific Basin Shipping Ltd.	3,713	1,117
Rumo SA	1,286	5,023
RXO, Inc. (b)	83	2,632
Ryder System, Inc.	30	4,205
Saia, Inc. (b)	18	7,521
Sankyu, Inc.	41	1,406
Santos Brasil Participacoes SA	600	1,400
Schneider National, Inc. - Class B	64	1,722
Seino Holdings Co. Ltd.	132	2,064
Senko Group Holdings Co. Ltd.	111	850
SG Holdings Co. Ltd.	444	4,496
SITC International Holdings Co. Ltd.	1,860	4,143
Star Bulk Carriers Corp.	79	1,781
Sumitomo Warehouse Co. Ltd.	56	1,054
Symbotic, Inc. (b)	66	1,769
TFI International, Inc.	58	9,023
Toyota Industries Corp.	226	19,271
Transcoal Pacific Tbk PT	3,527	1,697
Union Pacific Corp.	433	106,834
United Parcel Service, Inc. - Class B	537	70,009
Wallenius Wilhelmsen ASA	298	2,764
Werner Enterprises, Inc.	45	1,764
XPO Logistics, Inc. (b)	80	9,191
Yamato Holdings Co. Ltd.	254	3,084
Yaskawa Electric Corp.	185	6,465
ZIM Integrated Shipping Services Ltd.	85	1,674
ZTO Express Cayman, Inc.	419	8,002
		930,675

Information Technology - 12.8%
Celestica, Inc. (b)	82	4,298
Cognex Corp.	119	5,905
Flex Ltd. (b)	291	9,356
Sanmina Corp. (b)	38	2,863
SAP SE	564	119,021
		141,443
TOTAL COMMON STOCKS (Cost $949,959)		1,073,243

EXCHANGE TRADED FUNDS - 2.2%	Shares	Value
iShares MSCI South Korea ETF	190	12,645
iShares MSCI UAE ETF	779	11,373
TOTAL EXCHANGE TRADED FUNDS (Cost $23,432)		24,018

TOTAL INVESTMENTS - 99.8% (Cost $973,391)		1,097,261
Other Assets in Excess of Liabilities - 0.2%		1,839
TOTAL NET ASSETS - 100.0%		$1,099,100

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $29,470 or 2.7% of the Fund’s net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Industrials and Logistics ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,073,243	$–	$–	$1,073,243
Exchange Traded Funds	24,018	–	–	24,018
Total Investments	$1,097,261	$–	$–	$1,097,261

Refer to the Schedule of Investments for further disaggregation of investment categories.